Segmental analysis - Capital expenditure (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	£ 48,486	£ 51,057	£ 45,943
Capital expenditure	4,931	5,079	4,321
Depreciation, amortisation and impairment	(1,672)	(1,640)	(1,735)
Property, plant and equipment
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	47,043	49,762	44,859
Capital expenditure	4,510	4,727	4,015
Depreciation, amortisation and impairment	(1,476)	(1,464)	(1,560)
Non-current intangible assets
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	1,443	1,295	1,084
Capital expenditure	421	352	306
Depreciation, amortisation and impairment	(196)	(176)	(175)
UK
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	21,352	20,427	19,343
Capital expenditure	1,708	1,847	1,584
Depreciation, amortisation and impairment	(783)	(784)	(931)
US
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	27,134	30,630	26,600
Capital expenditure	3,223	3,232	2,737
Depreciation, amortisation and impairment	(889)	(856)	(804)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	14,379	13,788	13,288
Capital expenditure	1,072	1,043	925
Depreciation, amortisation and impairment	(507)	(469)	(628)
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	4,531	4,513	4,412
Capital expenditure	176	249	308
Depreciation, amortisation and impairment	(165)	(171)	(181)
Operating segments | US Regulated
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	27,128	30,615	25,488
Capital expenditure	3,223	3,228	2,650
Depreciation, amortisation and impairment	(888)	(855)	(700)
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	2,448	2,141	2,755
Capital expenditure	460	559	438
Depreciation, amortisation and impairment	(112)	(145)	(226)
Unallocated amounts | NG Ventures
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	2,396	2,080	1,635
Capital expenditure	431	550	317
Depreciation, amortisation and impairment	£ 92	£ (124)	(114)
2020 Software assets and properties transferred from NGV and Other segment to US Regulated segment, remaining in NG Venture and Other | Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets			1,062
Capital expenditure			87
Depreciation, amortisation and impairment			£ (102)